FAIR VALUE MEASUREMENT, Unobservable Input Reconciliation 10K (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	$ (1,685)		$ (6,719)		$ (6,719)		$ (1,296)
Total Realized and Unrealized Gains (Losses)	2,058	[1]	(3,538)	[1]	(1,030)	[1]	5,420	[1]
Issuance of New Instruments	5,580		0		(1,173)		(11,449)
Net Transfers (Into) Out of Level 3	0		24		7,237		606
Fair Value, at End of Period	(5,207)		(10,233)		(1,685)		(6,719)
Change in Unrealized Gains (Losses) on Instruments Still Held	2,058		(3,555)		(372)		5,692
Derivative warrant liability [Member]
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	(1,685)		(4,520)		(4,520)		(1,296)
Total Realized and Unrealized Gains (Losses)	1,555	[1]	(2,238)	[1]	(950)	[1]	3,048	[1]
Issuance of New Instruments	4,991		0		(575)		(6,983)
Net Transfers (Into) Out of Level 3	0		0		4,360	[2]	711	[3]
Fair Value, at End of Period	(5,121)		(6,758)		(1,685)		(4,520)
Change in Unrealized Gains (Losses) on Instruments Still Held	1,555		(2,238)		(372)		3,320
Derivative conversion liability [Member]
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	0		(2,199)		(2,199)		0
Total Realized and Unrealized Gains (Losses)	503	[1]	(1,300)	[1]	(80)	[1]	2,372	[1]
Issuance of New Instruments	589		0		(598)		(4,466)
Net Transfers (Into) Out of Level 3	0		24		2,877	[4]	(105)	[5]
Fair Value, at End of Period	(86)		(3,475)		0		(2,199)
Change in Unrealized Gains (Losses) on Instruments Still Held	$ 503		$ (1,317)				$ 2,372

[1]	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.
[2]	Represents fair value of warrants when cancelled in connection with the Exchange.
[3]	Represents transfers to equity as a result of a holder exercising a warrant.
[4]	Represents $2.8 million fair value of conversion liabilities when eliminated in connection with the Exchange and $0.1 million as a result of conversions of debt.
[5]	Represents an adjustment to loss on extinguishment as a result of issuing a replacement senior convertible debenture.